Accounting policies	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Accounting policies
Accounting policies

Use of estimates

Preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Contract revenue

A substantial majority of the Company’s revenues are derived from dayrate based drilling contracts (which may include lump sum fees for mobilization and demobilization) and other service contracts. Both dayrate based and lump sum fee revenues are recognized ratably over the contract period when services are rendered. Under some contracts, the Company is entitled to additional payments for meeting or exceeding certain performance targets. Such additional payments are recognized when any contingencies are resolved or upon completion of the drilling program.

In connection with drilling contracts, the Company may receive lump sum fees for the mobilization of equipment and personnel or for capital additions and upgrades prior to commencement of drilling services. These up-front fees are recognized as revenue over the contract term, excluding option periods.

In some cases, the Company may receive lump sum non-contingent fees or dayrate based fees from customers for demobilization upon completion of a drilling contract. Non-contingent demobilization fees are recognized as revenue over contract term, excluding option periods not exercised by our customers. Contingent demobilization fees are recognized as earned upon completion of the drilling contract.

Fees received from customers under drilling contracts for capital upgrades are deferred and recognized over the contract term, excluding option periods not exercised.

In certain countries in which we operate, taxes such as sales, use, value-added, gross receipts and excise may be assessed by the local government on our revenues. We record our tax-assessed revenue transactions on a net basis in our consolidated statement of income.

Reimbursables

Reimbursements received for the purchases of supplies, personnel services and other services provided on behalf of and at the request of our customers in accordance with a contract or agreement are recorded as revenue. The related costs are recorded as reimbursable expenses in the same period.

Other revenues

In a business combination there may exist favorable and unfavorable drilling contracts which are recorded at fair value at the date of acquisition. A favorable or unfavorable drilling contract is a contract that has a dayrate which differs from prevailing market rates at the time of acquisition. The net present value of such contracts is recorded as an asset or a liability at the purchase date and subsequently recognized as revenue or reduction to revenue over the contract term.

Related party revenues relate to management support and administrative services provided to our associates in which we maintain an investment.

External management fees relate to the operational, administrative and support services we provide to third parties.

Mobilization and demobilization expenses

Mobilization costs incurred as part of a drilling contract are capitalized and recognized as expense over the contract term, excluding option periods not exercised by our customers. The costs of relocating drilling units that are not under contract are expensed as incurred.

Demobilization costs are costs related to the transfer of a vessel or drilling rig to a safe harbor or different geographic area and are expensed as incurred.

Vessel and Rig Operating Expenses

Vessel and rig operating expenses are costs associated with operating a drilling unit that is either in operation or stacked, and include the remuneration of offshore crews and related costs, supplies, insurance costs, expenses for repairs and maintenance as well as costs related to onshore personnel in various locations where we operate the drilling units and are expensed as incurred.

Repairs, maintenance and periodic surveys

Costs related to periodic overhauls of drilling units are capitalized under drilling units and amortized over the anticipated period between overhauls, which is generally 5 years. Related costs are primarily yard costs and the cost of employees directly involved in the work. Amortization costs for periodic overhauls are included in depreciation and amortization expense. Costs for other repair and maintenance activities are included in vessel and rig operating expenses and are expensed as incurred.

Foreign currencies

The Company and the majority of its subsidiaries use the U.S. dollars as their functional currency because the majority of their revenues and expenses are denominated in U.S. dollars. Accordingly, the Company’s reporting currency is also U.S. dollars. For subsidiaries that maintain their accounts in currencies other than U.S. dollars, the Company uses the current method of translation whereby the statements of operations are translated using the average exchange rate for the year and the assets and liabilities are translated using the year end exchange rate. Foreign currency translation gains or losses on consolidation are recorded as a separate component of other comprehensive income in shareholders’ equity.

Transactions in foreign currencies are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency assets and liabilities are translated using rates of exchange at the balance sheet date. Gains and losses on foreign currency transactions are included in the consolidated statements of operations.

Current and non-current classification

Assets and liabilities (excluding deferred taxes) are classified as current assets and liabilities respectively, if their maturity is within 1 year of the balance sheet date. Otherwise, they are classified as non-current assets and liabilities.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, to simplify the presentation of deferred income taxes in a classified statement of financial position. The update require that deferred tax liabilities and assets be classified as non-current in a classified statement of financial position as opposed to the current requirement to separate these into current and non-current amounts. As permitted by ASU 2015-17, the Company early-adopted this standard as at December 31, 2015 and applied it retrospectively to all periods presented. As a result the Company has presented all deferred tax liabilities and assets, as well as any related valuation allowance, as non-current for all periods presented in this annual report. The adoption of this guidance did not have a material impact on Company’s consolidated financial statements and related disclosures.

Cash and cash equivalents

Cash and cash equivalents consist of cash, bank deposits and highly liquid financial instruments with original maturities of three months or less.

Restricted cash

Restricted cash consists of bank deposits which have been pledged as collateral for certain guarantees issued by a bank or minimum deposits which must be maintained in accordance with contractual arrangements. Restricted cash amounts with maturities longer than one year are classified as non-current assets.

Equity method investments

Investments in common stock are accounted for using the equity method of accounting if the investment gives the Company the ability to exercise significant influence, but not control over, the investee. Significant influence is generally deemed to exist if the Company has an ownership interest in the voting stock of the investee between 20% and 50%, although other factors such as representation on the investee’s Board of Directors and the nature of commercial arrangements are considered in determining whether the equity method of accounting is appropriate. Under the equity method of accounting, the Company records its investments in equity-method investees in the consolidated balance sheet under “Investment in associated companies” and its share of the investees’ earnings or losses together with other-than-temporary impairments in value and gain/loss on sale of investments under “Share in results from associated companies (net of tax)” in the consolidated statements of income.
All other equity investments, which consist of investments for which the Company does not have the ability to exercise significant influence, or are not investments in common stock, are accounted for under the cost method or at fair value if readily determinable.

The Company analyzes its equity method investees for impairment at each reporting period to evaluate whether an event or change in circumstances has occurred in that period that may have a significant adverse effect on the value of the investment. The Company records an impairment charge for other-than-temporary declines in value when the value is not anticipated to recover above the cost within a reasonable period after the measurement date, unless there are mitigating factors that indicate impairment may not be required. If an impairment charge is recorded, subsequent recoveries in value are not reflected in earnings until sale of the equity method investee occurs.

Marketable securities

Marketable equity securities held by the Company which do not give the Company the ability to exercise significant influence are considered to be available-for-sale. These are remeasured at fair value each reporting period with resulting unrealized gains and losses recorded as a separate component of accumulated other comprehensive income in shareholders’ equity. Gains and losses are not realized until the securities are sold or subject to an other than temporary impairment. Gains and losses on forward contracts to purchase marketable equity securities that do not meet the definition of a derivative are accounted for as available-for-sale.

The Company analyzes its available-for-sale securities for impairment at each reporting period to evaluate whether an event or change in circumstances has occurred in that period that may have a significant adverse effect on the value of the securities. The Company records an impairment charge for other-than-temporary declines in value when the value is not anticipated to recover above the cost within a reasonable period after the measurement date, unless there are mitigating factors that indicate impairment may not be required. If an impairment charge is recorded, subsequent recoveries in value are not reflected in earnings until sale of the securities held as available for sale occurs.

Receivables

Receivables, including accounts receivable, are recorded in the balance sheet at their nominal amount less an allowance for doubtful accounts. The Company establishes reserves for doubtful accounts on a case-by-case basis when it is unlikely that required payments of specific amounts will occur. In establishing these reserves, the Company considers the financial condition of the customer as well as specific circumstances related to the receivable such as customer disputes. Receivable amounts determined as being unrecoverable are written off.

Newbuildings

The carrying value of drilling units under construction (“Newbuildings”) represents the accumulated costs at the balance sheet date. Cost components include payments for yard installments and variation orders, construction supervision, equipment, spare parts, capitalized interest, costs related to first time mobilization and commissioning costs. No charge for depreciation is made until commissioning of the newbuilding has been completed and it is ready for its intended use.

The Company may have option agreements with shipyards to order new drilling units at fixed or variable prices which require some or no additional payment upon exercise. Payments for drilling unit purchase options are capitalized at the time when option contracts are acquired or entered into. The Company reviews the expected future cash flows, which would result from the exercise of each option contract on a contract by contract basis to determine whether the carrying value of the option is recoverable.

Capitalized interest

Interest expense is capitalized during construction of newbuildings based on accumulated expenditures for the applicable project at the Company’s current rate of borrowing. The amount of interest expense capitalized in an accounting period shall be determined by applying an interest rate (“the capitalization rate”) to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period shall be based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts beyond the actual interest expense incurred in the period.

If the Company’s financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate to be applied to such excess shall be a weighted average of the rates applicable to other borrowings of the Company.

Drilling units

Rigs, vessels and related equipment are recorded at historical cost less accumulated depreciation. The cost of these assets, less estimated residual value is depreciated on a straight-line basis over their estimated remaining economic useful lives. The estimated residual value is taken to be offset by any decommissioning costs that may be incurred. The estimated economic useful life of the Company’s floaters and, jack-up rigs, when new, is 30 years.

Significant investments are capitalized and depreciated in accordance with the nature of the investment. Significant investments that are deemed to increase an asset’s value for its remaining useful life are capitalized and depreciated over the remaining life of the asset.

Cost of property and equipment sold or retired, with the related accumulated depreciation and write-downs are removed from the consolidated balance sheet, and resulting gains or losses are included in the consolidated statement of operations.

Assets held for sale

Assets are classified as held for sale when all of the following criteria are met: Management, having the authority to approve the action, commits to a plan to sell the asset (disposal group), the asset (disposal group) is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (disposal groups), an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated, the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale, within 1 year. The term probable refers to a future sale that is likely to occur, the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Discontinued operations

The Company will present the results of operations of a component of the Company as defined by U.S. GAAP, that either has been disposed of or is classified as held for sale, as discontinued operations, if that component represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results.

Equipment

Equipment is recorded at historical cost less accumulated depreciation and is depreciated over its estimated remaining useful life. The estimated economic useful life of Equipment, when new, is between 3 and 5 years depending on the type of asset.

Goodwill

The Company allocates the purchase price of acquired businesses to the identifiable tangible and intangible assets and liabilities acquired, with any remaining amount being recorded as goodwill. Goodwill is tested for impairment at least annually at the reporting unit level, which is defined as an operating segment or a component of an operating segment that constitutes a business for which financial information is available and is regularly reviewed by management. The Company has determined that its reporting units are the same as its operating segments for the purpose of allocating goodwill and the subsequent testing of goodwill for impairment.

The Company tests goodwill for impairment on an annual basis as of December 31 each year or when events or circumstances indicate that a potential impairment exists. The Company may first assess qualitative factors to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two step goodwill impairment test.

If the qualitative factors indicate possible impairment, the Company performs a quantitative assessment to estimate fair value of its reporting units compared to their carrying value.  In the event that the fair value is less than carrying value, the Company must perform an exercise similar to a purchase price allocation in a business combination in order to determine the amount of the impairment charge. The quantitative goodwill impairment test for a reporting unit is based on discounted cash flows. The Company uses estimated future cash flows applying contract dayrates during the firm contract periods and estimated forecasted dayrates for the periods after expiry of firm contract periods. The estimated future cash flows will be based on remaining economic useful lives for the assets, and discounted using a weighted average cost of capital (“WACC”).

Other intangible assets and liabilities

Other intangible assets and liabilities are recorded at fair value on the date of acquisition less accumulated amortization. The amounts of these assets and liabilities less the estimated residual value, if any, is generally amortized on a straight-line basis over the estimated remaining economic useful life or contractual period. Other intangible assets include technology, customer relationships and favorable drilling contracts. Other intangible liabilities include unfavorable drilling contracts.

Impairment of long-lived assets

The carrying value of long-lived assets that are held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be appropriate. The Company first assesses recoverability of the carrying value of the asset by estimating the undiscounted future net cash flows expected to result from the asset, including eventual disposition. If the undiscounted future net cash flows are less than the carrying value of the asset, the Company then compares the carrying value of the intangible asset with the discounted future net cash flows, using relevant WACC to determine an impairment loss to be recognized during the period.

Defined benefit pension plans

The Company has several defined benefit plans which provide retirement, death and early termination benefits. The Company’s net obligation is calculated separately for each plan by estimating the amount of the future benefit that employees have earned in return for their cumulative service.

The aggregated projected future benefit obligation is discounted to a present value, and the aggregated fair value of any plan assets is deducted. The discount rate is the market yield at the balance sheet date on government bonds in the relevant currency and based on terms consistent with the post-employment benefit obligations. The retirement benefits are generally a function of number of years of employment and amount of employees’ remuneration. The plans are primarily funded through payments to insurance companies. The Company records its pension costs in the period during which the services are rendered by the employees. Actuarial gains and losses are recognized in the statement of operations when the net cumulative unrecognized actuarial gains or losses for each individual plan at the end of the previous reporting year exceed 10 percent of the higher of the present value of the defined benefit obligation and the fair value of plan assets at that date. These gains and losses are recognized over the expected remaining working lives of the employees participating in the plans. Otherwise, recognition of actuarial gains and losses is included in other comprehensive income.  Those amounts will be subsequently recognized as a component of net periodic pension cost on the same basis as the amounts recognized in accumulated other comprehensive income.

On retirement, or when an employee leaves the Company, the member’s pension liability is transferred to the life insurance company administering the plan, and the pension plan no longer retains an obligation relating to the leaving member. This action is deemed to represent a settlement under U.S. GAAP, as it represents the elimination of significant risks relating to the pension obligation and related assets. Under settlement accounting U.S. GAAP requires a portion of the net unrealized actuarial gains/losses to be recognized through the statement of operations. The portion corresponds to the relative value of the obligation reduction as a result of the settlement. However settlement accounting is not required if the cost of all settlements in a year is not deemed to be significant in the context of the plan. The Company deems the settlement not to be significant when the cost of settlements in the year is less than the sum of service cost and interest cost in the year. In this case the difference between the reduction in benefit obligation and the plan assets transferred to the life insurance company is recognized within “other comprehensive income,” rather than being recognized in the statement of operations.

Treasury shares

Treasury shares are recognized at cost as a component of equity. The purchase of treasury shares reduces the Company’s share capital by the nominal value of the acquired treasury shares. The amount paid in excess of the nominal value is treated as a reduction of additional paid-in capital.

Derivative Financial Instruments and Hedging Activities

The Company’s primary derivative instruments include interest-rate swap agreements, foreign currency options and forward exchange contracts which are recorded at fair value. Changes in the fair value of these derivatives, which have not been designated as hedging instruments, are recorded as a gain or loss as a separate line item within financial items in our consolidated statement of operations.

Changes in the fair value of any derivative instrument that we have formally designated as a hedge, are recognized in Accumulated other comprehensive income in the consolidated balance sheets. Any change in fair value relating to an ineffective portion of a designated hedge is recognized, in the consolidated statement of operations. When the hedged item affects the income statement, the gain or loss included in Accumulated other comprehensive income is reported on the same line in the consolidated statements of operations as the hedged item.

Income taxes

Seadrill is a Bermuda company that has a number of subsidiaries and affiliates in various jurisdictions. Currently, the Company and its Bermudan subsidiaries and affiliates are not required to pay taxes in Bermuda on ordinary income or capital gains as they qualify as exempt companies. The Company and its subsidiaries and affiliates have received written assurance from the Minister of Finance in Bermuda that it will be exempt from taxation until March 2035. Certain subsidiaries operate in other jurisdictions where taxes are imposed. Consequently income taxes have been recorded in these jurisdictions when appropriate. Our income tax expense is based on our income and statutory tax rates in the various jurisdictions in which we operate. We provide for income taxes based on the tax laws and rates in effect in the countries in which operations are conducted and income is earned.

The determination and evaluation of our annual group income tax provision involves interpretation of tax laws in various jurisdictions in which we operate and requires significant judgment and use of estimates and assumptions regarding significant future events, such as amounts, timing and character of income, deductions and tax credits. There are certain transactions for which the ultimate tax determination is unclear due to uncertainty in the ordinary course of business. We recognize tax liabilities based on our assessment of whether our tax positions are more likely than not sustainable, based solely on the technical merits and considerations of the relevant taxing authority’s widely understood administrative practices and precedence. Changes in tax laws, regulations, agreements, treaties, foreign currency exchange restrictions or our levels of operations or profitability in each jurisdiction may impact our tax liability in any given year. While our annual tax provision is based on the information available to us at the time, a number of years may elapse before the ultimate tax liabilities in certain tax jurisdictions are determined. Current income tax expense reflects an estimate of our income tax liability for the current year, withholding taxes, changes in prior year tax estimates as tax returns are filed, or from tax audit adjustments.

Income tax expense consists of taxes currently payable and changes in deferred tax assets and liabilities calculated according to local tax rules.

Deferred tax assets and liabilities are based on temporary differences that arise between carrying values used for financial reporting purposes and amounts used for taxation purposes of assets and liabilities and the future tax benefits of tax loss carry forwards.

Our deferred tax expense or benefit represents the change in the balance of deferred tax assets or liabilities as reflected on the balance sheet. Valuation allowances are determined to reduce deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized. To determine the amount of deferred tax assets and liabilities, as well as of the Valuation allowances, we must make estimates and certain assumptions regarding future taxable income, including where our drilling units are expected to be deployed, as well as other assumptions related to our future tax position. A change in such estimates and assumptions, along with any changes in tax laws, could require us to adjust the deferred tax assets, liabilities, or valuation allowances. The amount of deferred tax provided is based upon the expected manner of settlement of the carrying amount of assets and liabilities, using tax rates enacted at the balance sheet date. The impact of tax law changes is recognized in periods when the change is enacted.

Deferred charges

Loan related costs, including debt issuance, arrangement fees and legal expenses, are capitalized and presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability, and amortized over the term of the related loan and the amortization is included in interest expense.

Convertible debt

Convertible bond loans issued by the Company include both a loan component (host contract) and an option to convert the loan to shares (embedded derivative).

An embedded derivative, such as a conversion option, may be separated from its host contract and accounted for separately if certain criteria are met (including if the contract that embodies both the embedded derivative and the host contract is not measured at fair value, the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract and if a separate instrument with the same terms as the embedded instrument would be a derivative).

If an embedded derivative instrument is separated from its host contract, the host contract shall be accounted for based on generally accepted accounting principles applicable to instruments of that type which do not contain embedded derivative instruments.

Total Return Equity Swaps

From time to time, the Company enters into total return equity swaps (“TRS”) indexed to the Company’s own shares, where the counterparty acquires shares in the Company and the Company carries the risk of fluctuations in the share price of the acquired shares. The fair value of each TRS is recorded as an asset or liability, with the changes in fair value recorded in the consolidated statement of operations. The Company may, from time to time, enter into TRS arrangements indexed to shares in other companies which are accounted for in a similar manner.

Share-based compensation

The Company has established an employee share ownership plan under which employees, directors and officers of the Group may be allocated options to subscribe for new shares in the ultimate parent, Seadrill Limited. The compensation cost for share options is recognized as an expense over the service period based on the fair value of the options granted.

The fair value of the share options issued under the Company’s employee share option plans is determined at grant date taking into account the terms and conditions upon which the options are granted, and using a valuation technique that is consistent with generally accepted valuation methodologies for pricing financial instruments, and that incorporates all factors and assumptions that knowledgeable, willing market participants would consider in determining fair value. The fair value of the share options is recognized as personnel expenses with a corresponding increase in equity over the period during which the employees become unconditionally entitled to the options. Compensation cost is initially recognized based upon options expected to vest with appropriate adjustments to reflect actual forfeitures. National insurance contributions arising from such incentive programs are expensed when the options are exercised.

The Company has also established a Restricted Stock Units (“RSU”) plan where the holder of an award is entitled to receive shares if still employed at the end of the three year vesting period. There is no requirement for the holder to pay for the share on grant or vesting of the award.

The fair value of the RSU award is calculated as the market share price on grant date. The fair value of the awards expected to vest is recognized as compensation cost straight-line over the vesting period.

Provisions

A provision is recognized in the balance sheet when the Company has a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate of the amount can be made. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Related parties

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or common significant influence.

Earnings per share

Basic earnings per share (“EPS”) is calculated based on the income/(loss) for the period available to common stockholders divided by the weighted average number of shares outstanding for basic EPS for the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments which for the Company includes share options, restricted stock units and convertible debt. The determination of dilutive earnings per share requires the Company to potentially make certain adjustments to net income and for the weighted average shares outstanding used to compute basic earnings per share unless anti-dilutive.

Recently Adopted Accounting Standards

The Company has adopted Accounting Standards Update (“ASU”) 2015-03, Interest - Imputation of Interest, (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs as at June 30, 2015, which requires the debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts and premiums. This ASU is effective for the first interim period beginning after December 15, 2015 and early adoption is permitted. The Company has chosen to early adopt this ASU in the second quarter of 2015. As a result, $42 million of debt issuance costs have been reclassified from Other current assets to a direct deduction from Current portion of long-term debt as at December 31, 2014 and $103 million of debt issuance costs have been reclassified from Other non-current assets to a direct deduction from Long-term debt as at the same date. Similarly, as at December 31, 2015, $37 million of debt issuance costs have been presented as a direct deduction from the current portion of long-term debt and $81 million of debt issuance costs have been presented as a direct deduction from long-term debt as at that date. Refer to Note 23 – Long term debt, included herein, for further details.

In April 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, which amends the criteria for reporting discontinued operations to include only disposals representing a strategic shift in operations. The ASU also requires expanded disclosures regarding the assets, liabilities, income, and expenses of discontinued operations. Seadrill adopted this guidance in the period, which was effective for the discontinued operations occurring after January 1, 2015. The adoption of this guidance did not have a material impact on Company’s consolidated financial statements and related disclosures.

In June 2014, the FASB issued ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, which required two accounting changes. First, the amendments in this Update changed the accounting for repurchase-to-maturity transactions to secured borrowing accounting. Second, for repurchase financing arrangements, the amendments required separate accounting for a transfer of a financial asset executed contemporaneously with a repurchase agreement with the same counterparty, which would result in secured borrowing accounting for the repurchase agreement. The ASU also requires for certain transactions comprising (1) a transfer of a financial asset accounted for as a sale and (2) an agreement with the same transferee entered into in contemplation of the initial transfer that results in the transferor retaining substantially all of the exposure to the economic return on the transferred financial asset throughout the term of the transaction. Seadrill adopted this guidance in the period. The ASU is effective periods beginning after December 15, 2014. However, the adoption of this guidance does not have a material impact on Company’s consolidated financial statements and related disclosures.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, to simplify the presentation of deferred income taxes in a classified statement of financial position. The update requires that deferred tax liabilities and assets be classified as non-current in a classified statement of financial position as opposed to the current requirement to separate these into current and non-current amounts. As permitted by ASU 2015-17, the Company early-adopted this standard as at December 31, 2015 and applied it retrospectively to all periods presented. As a result the Company has presented all deferred tax liabilities and assets, as well as any related valuation allowance, as non-current for all periods presented in this annual report. The adoption of this guidance did not have a material impact on Company’s consolidated financial statements and related disclosures.

Recently Issued Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which provides new authoritative guidance on the methods of revenue recognition and related disclosure requirements. In April 2015 the FASB proposed to defer the effective date of the guidance by one year. Based on this proposal, public entities would need to apply the new guidance for annual and interim periods beginning after December 15, 2017, and shall be applied, at the Company’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. Early adoption is not permitted until periods beginning after December 15, 2016. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which provides new authoritative guidance with regards to management’s responsibility to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. The ASU will be effective for all entities in the first annual period ending after December 15, 2016 (December 31, 2016 for calendar year-end entities) and early adoption is permitted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis, which made targeted amendments to the current consolidation guidance that could affect all industries. The FASB issued this guidance to respond to stakeholders’ concerns about the current accounting for consolidation of certain legal entities. Financial statement users asserted that in certain situations in which consolidation is ultimately required, deconsolidated financial statements are necessary to better analyze the reporting entity’s economic and operational results. Previously, the FASB issued an indefinite deferral for certain entities to partially address those concerns. However, the amendments in this guidance rescind that deferral and address those concerns by making changes to the consolidation guidance. The ASU will be effective for public entities in the first annual period, and for interim periods therein, beginning after December 15, 2015 and early adoption is permitted. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements and related disclosures.

In April 2015, the FASB issued ASU 2015-05, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement, which provides explicit guidance about a customer’s accounting for fees paid in a cloud computing arrangement. This ASU will be effective for the first interim period beginning after December 15, 2015 and early adoption is permitted. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements and related disclosures.

In September 2015, the FASB issued ASU 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. The amendments in this update require that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The guidance further requires that the acquirer record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date and present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. The guidance will be effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years and early adoption is permitted. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements and related disclosures.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which made targeted improvements to the recognition and measurement of financial assets and financial liabilities. The update changes how entities measure equity investments that do not result in consolidation and are not accounted for under the equity method and how they present changes in the fair value of financial liabilities measured under the fair value option that are attributable to their own credit. The new guidance also changes certain disclosure requirements and other aspects of current US GAAP. The guidance will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years and early adoption is permitted in some cases. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The update requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements. It also offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. The guidance will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and early adoption is permitted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU 2016-07, Investments-Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting. The update eliminates the requirement that an investor retrospectively apply equity method accounting when an investment that it had accounted for by another method initially qualifies for use of the equity method. The guidance will be effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years and early adoption is permitted. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net). The update clarifies principal vs agent accounting of the new revenue standard. The guidance will be effective for annual and interim periods beginning after December 15, 2017, and shall be applied, at the Company’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. Early adoption is not permitted until periods beginning after December 15, 2016. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The update simplifies the accounting for share based payment transactions. The guidance will be effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years and early adoption is permitted. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements and related disclosures.

In April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing. The update provide more clarification about identifying performance obligations and licensing. The guidance will be effective for annual and interim periods beginning after December 15, 2017, and shall be applied, at the Company’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. Early adoption is not permitted until periods beginning after December 15, 2016. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.